INTANGIBLE ASSETS, NET (Narrative) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2019	$ 6,488
Estimated aggregate amortization of intangible assets - 2020	6,488
Estimated aggregate amortization of intangible assets - 2021	6,488
Estimated aggregate amortization of intangible assets - 2022	6,488
Estimated aggregate amortization of intangible assets - 2023	$ 5,922